Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 90,529	$ 41,347	$ 21,939
Indirect taxes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	36,821	3,774	832
Unbilled revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	31,629	12,653	7,616
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	9,660	11,191	7,073
Accrued interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	5,754	5,109	2,015
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 6,665	$ 8,620	$ 4,403